Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Total cost	$ 22,128	$ 20,321
Less: Accumulated depreciation	10,116	8,151
Property and equipment, net	12,012	12,170
Miners for Bitcoin [Member]
Schedule of Property and Equipment [Line Items]
Total cost	$ 22,128	$ 20,321